Reportable Segments - Schedule of Reconciliation of Consolidated Segment Operating Income to Consolidated Earnings Before Taxes (Details) - USD ($)		9 Months Ended				12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Operating Segments [Member]
Revenues:
Total revenues		$ 10,692,259		$ 6,686,998		$ 10,421,352	$ 5,765,889
Cost of revenues		5,170,500		1,890,557		3,243,772	1,933,195
Segment gross margin		5,521,759		4,796,441		7,177,580	3,832,694
Compensation and related benefits	[1]	4,296,715		3,415,778
General and administrative expenses		4,157,193	[1]	2,207,108	[1]	4,252,531	1,202,456
Goodwill impairment charges				56,675,210	[1]	56,675,210
Transaction expenses				313,868	[1]	93,000	86,799
Segment operating income (loss)		(2,932,144)		(57,815,524)	[1]	(58,471,253)	(1,873,589)
Interest expense		1,727,110		466,530
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues:
Unallocated corporate overhead expenses		(3,211,435)		(1,307,938)		3,679,592
Interest expense		(1,727,110)		(466,530)		1,200	191,323
Other income, net		183,004
Change in fair value of financial instruments		1,412,351		6,285,706
Loss on extinguishment of loan		(126,125)		(645,979)
Loss on issuance of financial instruments				(2,213,234)
Loss on issuance of financial instruments		(443,020)
Loss before (provision for) provision for income taxes		(6,844,479)		(56,163,499)
Technology [Member] | Operating Segments [Member]
Revenues:
Total revenues		6,120,532		5,510,360		8,203,619	5,765,889
Cost of revenues		3,155,673		1,365,568		2,241,096	1,933,195
Segment gross margin		2,964,859		4,144,792		5,962,523	3,832,694
Compensation and related benefits	[1]	3,185,565		2,984,532
General and administrative expenses		999,604	[1]	1,235,632	[1]	1,854,796	1,202,456
Goodwill impairment charges				0	[1]	0
Transaction expenses				313,868	[1]	93,000	86,799
Segment operating income (loss)		(1,220,313)		(389,240)	[1]	263,193	(1,873,589)
Interest expense		64,171		55,678		77,128	191,323
Technology [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues:
Interest expense		1,492,284		348,873
Telehealth [Member] | Operating Segments [Member]
Revenues:
Total revenues		4,571,727		1,176,638		2,217,733	0
Cost of revenues		2,014,827		524,989		1,002,676	0
Segment gross margin		2,556,900		651,649		1,215,057	0
Compensation and related benefits	[1]	1,111,142		431,246
General and administrative expenses		3,157,589	[1]	971,476	[1]	2,397,735	0
Goodwill impairment charges				56,675,210	[1]	56,675,210
Transaction expenses				0	[1]	0	0
Segment operating income (loss)		(1,711,831)		(57,426,284)	[1]	(58,734,446)	0
Interest expense		170,655		61,979		133,131	0
Subscription Fees [Member] | Operating Segments [Member]
Revenues:
Total revenues		2,602,186		3,080,085		4,115,126	4,044,807
Subscription Fees [Member] | Technology [Member] | Operating Segments [Member]
Revenues:
Total revenues		2,602,186		3,080,085		4,115,126	4,044,807
Subscription Fees [Member] | Telehealth [Member] | Operating Segments [Member]
Revenues:
Total revenues		0				0	0
Professional Services and Other Fees [Member] | Operating Segments [Member]
Revenues:
Total revenues		2,524,853		1,145,930		2,108,307	1,063,114
Professional Services and Other Fees [Member] | Technology [Member] | Operating Segments [Member]
Revenues:
Total revenues		2,524,853		1,145,930		2,108,307	1,063,114
Professional Services and Other Fees [Member] | Telehealth [Member] | Operating Segments [Member]
Revenues:
Total revenues		0				0	0
Technical Engineering Fees [Member] | Operating Segments [Member]
Revenues:
Total revenues		993,493		1,284,345		1,980,186	657,968
Technical Engineering Fees [Member] | Technology [Member] | Operating Segments [Member]
Revenues:
Total revenues		993,493		1,284,345		1,980,186	657,968
Technical Engineering Fees [Member] | Telehealth [Member] | Operating Segments [Member]
Revenues:
Total revenues		0				0	$ 0
Patient Fees [Member] | Operating Segments [Member]
Revenues:
Total revenues		2,069,565		654,718		1,207,343
Patient Fees [Member] | Technology [Member] | Operating Segments [Member]
Revenues:
Total revenues		0		0		0
Patient Fees [Member] | Telehealth [Member] | Operating Segments [Member]
Revenues:
Total revenues		2,069,565		654,718		1,207,343
Telehealth Fees [Member] | Operating Segments [Member]
Revenues:
Total revenues		2,499,662		516,540		1,003,510
Telehealth Fees [Member] | Technology [Member] | Operating Segments [Member]
Revenues:
Total revenues		0		0		0
Telehealth Fees [Member] | Telehealth [Member] | Operating Segments [Member]
Revenues:
Total revenues		2,499,662		516,540		1,003,510
Institutional Fees [Member] | Operating Segments [Member]
Revenues:
Total revenues		2,500		5,380		6,880
Institutional Fees [Member] | Technology [Member] | Operating Segments [Member]
Revenues:
Total revenues		0		0		0
Institutional Fees [Member] | Telehealth [Member] | Operating Segments [Member]
Revenues:
Total revenues		$ 2,500		$ 5,380		$ 6,880

[1]	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.